Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We grant equity awards, including stock options and restricted stock units, to our employees and directors on an annual basis. We also grant equity awards to individuals upon hire or promotion or for retention purposes. During the last fiscal year, neither the Board nor the Compensation Committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. However, equity awards are generally granted on the last business day of the month in which they are approved by the Compensation Committee or the Board, as appropriate.

There were no stock options granted to our named executive officers in the fiscal year ended December 31, 2025 during any period beginning four business days before the filing of a Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that disclosed material nonpublic information (other than a Form 8-K disclosing a material new option award grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method	During the last fiscal year, neither the Board nor the Compensation Committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. However, equity awards are generally granted on the last business day of the month in which they are approved by the Compensation Committee or the Board, as appropriate.

There were no stock options granted to our named executive officers in the fiscal year ended December 31, 2025 during any period beginning four business days before the filing of a Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that disclosed material nonpublic information (other than a Form 8-K disclosing a material new option award grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table